Business Combinations - Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	May 22, 2026	Dec. 31, 2024	Dec. 30, 2023
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Line Items]
Common stock issued			$ 12,880,000
Contingent consideration		$ 16,394,000	34,839,000	$ 14,474,000
42 Telecom Ltd [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Line Items]
Contingent consideration	[1]		7,120,000
Telvantis [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Line Items]
Contingent consideration	[1]		31,105,750
42 Telecom Ltd [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Line Items]
Common stock issued	[2]		12,880,000
Purchase price consideration			20,000,000
Telvantis [Member]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Line Items]
Common stock issued		$ 3,407,000	3,407,250 [2]
Purchase price consideration			$ 34,513,000

[1]	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 1,000,000 bonus shares of the Company’s common stock are issuable to Heritage Ventures Ltd. contingent upon 42 Telecom achieving a consolidated net profit threshold of $1,000,000 for the year ended December 31, 2025, with pro-rata releases of 1,000,000 shares for each $1,000,000 of net profit above the threshold. Second additional shares are issuable to satisfy a $30,000,000 minimum valuation guarantee measured 9 months from the audit completion date of 42 Telecom, with additional shares issued to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below the guaranteed amount. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating the Company’s projected financial results, applicable volatility assumptions, and a 30% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the lock-up and trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was determined $7,120,000 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, incorporating an equity volatility factor of 90% and applicable risk-free and corporate bond discount rates to reflect counterparty risk. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025. The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of 42 Telecom as of August 1, 2025:
[2]	Represents the fair value of 8,000,000 shares of the Company’s common stock issued to Heritage Ventures Ltd. at closing on August 1, 2025. The shares had a marketable value of $18,400,000 based on the closing market price of $2.30 per share on the acquisition date. The fair value was adjusted to $12,880,000 to reflect a 30% discount for lack of marketability, using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 10-month trickle-out release restrictions applicable to the shares under the Exchange Agreement.